Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Consolidated Subsidiaries

Consolidated subsidiaries:

			% of ownership held by the named investors as of December 31,
Name of investor	Name of subsidiaries	Main operating activities	2016	2017
The Company	SPIL (B.V.I.) Holding Limited	Investment activities	100%	100%
The Company	Siliconware Investment Co., Ltd.	Investment activities	100%	100%
SPIL (B.V.I.) Holding Limited	Siliconware USA, Inc. (SUI)	Communications and relationship maintenance with companies headquartered in North America	100%	100%
SPIL (B.V.I.) Holding Limited	SPIL (Cayman) Holding Limited	Investment activities	100%	100%
SPIL (Cayman) Holding Limited	Siliconware Technology (Suzhou) Limited	Assembly and testing services	100%	100%
SPIL (Cayman) Holding Limited	Siliconware Electronics (Fujian) Co., Limited (1)	Assembly and testing services	—	100%

(1)	Siliconware Electronics (Fujian) Co., Limited was established in July 2017 and mainly engaged in assembly and testing service for memory and logic devices with initial capital of US$45,000 thousands.

Summary of Estimated Usefull Lives of Property Plant and Equipment
C.	If material part of replacing items of property, plant and equipment has different useful life from the main asset, it should be recognized and depreciated separately. Land is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives. The estimated useful lives of property, plant and equipment are as follows:

Property, plant and equipment	Estimated useful lives
Buildings
- Main buildings	20-55 years
- Construction and improvements	3-15 years
Machinery and equipment	5-6 years
Other equipment	2-6 years